Borrowing Arrangements (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total convertible notes payable outstanding	$ 8,000,000	$ 8,100,000
Less: unamortized discount	(284,172)	(2,672,783)
Convertible notes payable, net of discount	$ 7,715,828	$ 5,427,217